REVENUE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenue recognized that was included in the contract liability at the beginning of the period	$ 5.5	$ 4.8